Convertible Note Payable (Details Narrative) (Parenthetical)	1 Months Ended
Feb. 27, 2013
Debt Disclosure [Abstract]
Conversion Terms	The conversion rate per share is the lower of (i) $0.044 or (ii) 60% of the lowest trade price during the 25 trading days prior to a conversion notice. The lender has agreed that it will not execute any short trades and, at not time, will hold more than 4.9% of the Company’s outstanding common stock.
Interest Terms	If the Company repays all amounts outstanding under the agreement within 90 days of the execution date, there will be no interest amounts due.